UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (19.8%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.98s, 2032			$163,886	$244,618
IFB Ser. 3408, Class EK, 25.169s, 2037			73,197	105,705
IFB Ser. 2979, Class AS, 23.705s, 2034			25,413	32,529
IFB Ser. 3072, Class SM, 23.228s, 2035			184,399	261,998
IFB Ser. 3072, Class SB, 23.082s, 2035			189,001	266,677
IFB Ser. 3249, Class PS, 21.764s, 2036			157,706	213,577
IFB Ser. 3065, Class DC, 19.395s, 2035			337,696	477,357
IFB Ser. 3998, Class KS, IO, 6.545s, 2027			2,430,764	394,999
IFB Ser. 4105, Class LS, IO, 5.995s, 2041			2,846,896	548,881
IFB Ser. 319, Class S2, IO, 5.845s, 2043			1,328,493	306,576
IFB Ser. 4240, Class SA, IO, 5.845s, 2043			8,282,976	1,898,292
IFB Ser. 4245, Class AS, IO, 5.845s, 2043			5,470,158	1,223,931
IFB Ser. 317, Class S3, IO, 5.825s, 2043			3,582,263	809,137
IFB Ser. 310, Class S4, IO, 5.795s, 2043			3,651,643	914,298
IFB Ser. 311, Class S1, IO, 5.795s, 2043			8,979,652	1,975,559
IFB Ser. 308, Class S1, IO, 5.795s, 2043			2,740,708	665,225
IFB Ser. 14-326, Class S2, IO, 5.792s, 2044			7,689,000	1,792,364
IFB Ser. 314, Class AS, IO, 5.735s, 2043			2,876,882	625,575
Ser. 3632, Class CI, IO, 5s, 2038			579,752	54,543
Ser. 3626, Class DI, IO, 5s, 2037			143,749	2,324
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,334,027	758,825
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,684,762	349,925
Ser. 4024, Class PI, IO, 4 1/2s, 2041			3,856,069	838,707
Ser. 4220, Class IE, IO, 4s, 2028			2,528,366	332,885
Ser. 4122, Class CI, IO, 3 1/2s, 2042			4,631,588	741,068
Ser. 4105, Class HI, IO, 3 1/2s, 2041			2,073,465	323,709
Ser. 304, IO, 3 1/2s, 2027			4,285,346	517,627
Ser. 304, Class C37, IO, 3 1/2s, 2027			3,144,655	383,837
Ser. 4210, Class PI, IO, 3s, 2041			3,222,141	359,470
Ser. 304, Class C45, IO, 3s, 2027			3,485,365	429,850
Ser. T-57, Class 1AX, IO, 0.395s, 2043			1,669,395	18,099
Ser. 3300, PO, zero %, 2037			62,314	55,313
FRB Ser. 3326, Class WF, zero %, 2035			1,412	1,215

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.975s, 2036			103,081	194,253
IFB Ser. 06-8, Class HP, 24.001s, 2036			281,613	430,637
IFB Ser. 07-53, Class SP, 23.634s, 2037			181,551	266,807
IFB Ser. 08-24, Class SP, 22.718s, 2038			224,113	333,929
IFB Ser. 05-122, Class SE, 22.56s, 2035			289,762	415,923
IFB Ser. 05-83, Class QP, 16.993s, 2034			215,288	277,444
IFB Ser. 13-101, Class HS, IO, 6.346s, 2043			1,518,547	396,037
IFB Ser. 13-81, Class US, IO, 6.096s, 2043			2,016,680	367,500
IFB Ser. 13-10, Class KS, IO, 6.046s, 2043			1,567,611	321,517
IFB Ser. 13-19, Class SK, IO, 5.996s, 2043			2,645,465	598,123
IFB Ser. 13-124, Class SB, IO, 5.796s, 2043			1,728,421	387,274
IFB Ser. 411, Class S1, IO, 5.796s, 2042			2,427,356	516,226
IFB Ser. 13-103, Class SK, IO, 5.766s, 2043			1,799,265	409,507
IFB Ser. 13-128, Class CS, IO, 5.746s, 2043			3,134,996	700,985
IFB Ser. 13-101, Class CS, IO, 5.746s, 2043			2,128,803	473,127
Ser. 374, Class 6, IO, 5 1/2s, 2036			439,129	84,774
Ser. 12-132, Class PI, IO, 5s, 2042			8,420,213	1,809,167
Ser. 398, Class C5, IO, 5s, 2039			281,470	42,868
Ser. 10-13, Class EI, IO, 5s, 2038			118,739	3,308
Ser. 378, Class 19, IO, 5s, 2035			1,228,234	254,859
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			6,471,206	1,288,288
Ser. 409, Class 81, IO, 4 1/2s, 2040			4,854,422	941,634
Ser. 409, Class 82, IO, 4 1/2s, 2040			3,148,016	615,407
Ser. 366, Class 22, IO, 4 1/2s, 2035			520,471	39,525
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,423,707	280,350
Ser. 418, Class C24, IO, 4s, 2043			2,587,297	615,494
Ser. 13-41, Class IP, IO, 4s, 2043			2,880,564	548,776
Ser. 13-44, Class PI, IO, 4s, 2043			2,696,822	453,403
Ser. 12-96, Class PI, IO, 4s, 2041			1,271,918	227,546
Ser. 406, Class 2, IO, 4s, 2041			3,004,609	627,663
Ser. 406, Class 1, IO, 4s, 2041			2,064,526	436,854
Ser. 409, Class C16, IO, 4s, 2040			3,540,325	712,484
Ser. 418, Class C15, IO, 3 1/2s, 2043			5,347,344	1,236,991
Ser. 13-35, Class IP, IO, 3s, 2042			3,458,182	398,772
Ser. 13-53, Class JI, IO, 3s, 2041			3,570,087	479,173
Ser. 13-23, Class PI, IO, 3s, 2041			4,119,519	430,407
Ser. 03-W10, Class 1, IO, 1.102s, 2043			540,616	16,007
Ser. 00-T6, IO, 0.74s, 2030			1,548,939	32,915
Ser. 99-51, Class N, PO, zero %, 2029			17,920	16,128

Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.543s, 2039			1,271,434	221,814
IFB Ser. 10-163, Class SI, IO, 6.474s, 2037			4,125,386	644,596
IFB Ser. 11-41, Class SM, IO, 6.443s, 2041			1,160,702	220,125
IFB Ser. 10-55, Class SG, IO, 6.343s, 2040			1,250,547	238,442
IFB Ser. 11-56, Class MI, IO, 6.293s, 2041			2,656,586	605,994
IFB Ser. 10-67, Class SE, IO, 6.293s, 2040			1,211,042	228,403
IFB Ser. 13-37, Class S, IO, 6.073s, 2043			1,069,733	187,631
IFB Ser. 13-113, Class SL, IO, 6.073s, 2042			1,938,117	338,565
IFB Ser. 13-87, Class SA, IO, 6.043s, 2043			2,249,376	366,577
IFB Ser. 13-129, Class SN, IO, 5.993s, 2043			2,516,280	426,031
IFB Ser. 13-152, Class SG, IO, 5.993s, 2043			4,003,564	669,553
IFB Ser. 13-165, Class LS, IO, 5.993s, 2043			2,234,606	390,229
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040			3,150,665	571,373
IFB Ser. 13-99, Class VS, IO, 5.945s, 2043			1,374,169	254,702
Ser. 13-149, Class MS, IO, 5.943s, 2039			2,610,330	416,008
IFB Ser. 12-77, Class MS, IO, 5.943s, 2042			2,106,090	500,281
IFB Ser. 11-128, Class TS, IO, 5.895s, 2041			1,964,545	396,052
IFB Ser. 10-158, Class SA, IO, 5.893s, 2040			1,142,661	206,193
IFB Ser. 10-151, Class SA, IO, 5.893s, 2040			1,134,276	204,828
IFB Ser. 10-89, Class SD, IO, 5.773s, 2040			1,666,010	291,552
IFB Ser. 11-70, Class SM, IO, 5.735s, 2041			3,437,000	834,057
IFB Ser. 11-70, Class SH, IO, 5.735s, 2041			3,530,000	858,284
Ser. 13-22, Class OI, IO, 5s, 2043			3,078,638	670,857
Ser. 13-3, Class IT, IO, 5s, 2043			2,747,219	599,764
Ser. 13-6, Class IC, IO, 5s, 2043			1,856,313	397,715
Ser. 12-146, Class IO, IO, 5s, 2042			4,314,229	971,651
Ser. 13-130, Class IB, IO, 5s, 2040			2,318,742	317,406
Ser. 13-16, Class IB, IO, 5s, 2040			3,553,600	385,521
Ser. 11-41, Class BI, IO, 5s, 2040			2,615,510	333,436
Ser. 10-35, Class UI, IO, 5s, 2040			2,494,078	576,756
Ser. 10-20, Class UI, IO, 5s, 2040			2,155,246	434,648
Ser. 10-9, Class UI, IO, 5s, 2040			14,381,073	3,097,242
Ser. 09-121, Class UI, IO, 5s, 2039			4,612,483	1,082,504
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			6,240,237	1,440,896
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,253,709	276,606
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			3,672,908	792,136
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			433,182	78,752
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			4,323,074	881,432
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			11,000,585	2,269,640
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			4,485,585	1,020,471
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			7,693,566	1,624,992
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,060,718	185,095
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			5,023,341	814,686
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,442,391	177,933
Ser. 13-165, Class IL, IO, 4s, 2043			2,062,640	359,704
Ser. 12-47, Class CI, IO, 4s, 2042			4,146,174	969,284
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			3,021,890	453,290
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			7,869,799	1,403,421
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			2,867,232	449,797
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			3,379,866	571,840
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			5,364,312	865,585
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,689,243	642,555
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			2,925,308	658,200
Ser. 06-36, Class OD, PO, zero %, 2036			4,861	4,239

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 6.023s, 2045			3,599,654	629,940

				70,116,061
Commercial mortgage-backed securities (16.6%)

Banc of America Commercial Mortgage Trust
Ser. 06-6, Class AJ, 5.421s, 2045			764,000	764,749
FRB Ser. 05-6, Class G, 5.182s, 2047			829,000	812,752

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			246,611	119,606
Ser. 07-5, Class XW, IO, 0.42s, 2051			30,996,158	316,781

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class C, 5.147s, 2045			927,000	896,873

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.888s, 2050(F)			490,000	483,939
FRB Ser. 06-PW11, Class AJ, 5.44s, 2039			155,000	159,868
Ser. 05-PWR7, Class B, 5.214s, 2041			923,000	932,546
Ser. 05-PWR9, Class C, 5.055s, 2042			499,000	475,347
Ser. 05-PWR9, Class AJ, 4.985s, 2042			229,000	237,725

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.56s, 2047			426,000	430,605

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			779,000	780,995

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			501,000	483,615

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.116s, 2044			578,000	572,220
Ser. 07-CD5, Class XS, IO, 0.042s, 2044			24,655,147	109,792

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			460,000	478,906
FRB Ser. 04-LB3A, Class E, 5.468s, 2037			852,000	858,475

COMM Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.29s, 2046			530,000	469,372
FRB Ser. 13-CR6, Class D, 4.176s, 2046			341,000	297,556
FRB Ser. 13-CR8, Class D, 3.971s, 2046			902,000	766,865
FRB Ser. 07-C9, Class AJFL, 0.844s, 2049			1,154,000	1,029,368

Cornerstone Titan PLC 144A FRB Ser. 05-CT1A, Class D, 1.565s, 2014 (Ireland)		GBP	5,652	9,328

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038			$478,000	489,140

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class G, 5.881s, 2035			2,558,000	2,534,612
Ser. 02-CP5, Class M, 5 1/4s, 2035			131,184	5,275

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.733s, 2039			23,545,630	383,000

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			485,858	19,920

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			640,000	648,371

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.023s, 2020			2,012,938	34,240

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			351,000	227,340

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			561,000	560,439

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,053,000	1,061,060

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			2,872,000	2,915,156

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.639s, 2045			865,000	871,920
FRB Ser. 11-GC3, Class D, 5.544s, 2044			922,000	945,502
FRB Ser. GC10, Class D, 4.415s, 2046			1,099,000	979,099
Ser. 05-GG4, Class XC, IO, 0.706s, 2039			75,006,781	375,034

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.154s, 2030 (Cayman Islands)			289,000	196,376

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.101s, 2051(F)			494,500	503,121
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,508,000	1,542,533
Ser. 06-LDP8, Class B, 5.52s, 2045			370,000	369,519
FRB Ser. 06-LDP6, Class B, 5.503s, 2043			790,000	782,100
FRB Ser. 05-LDP3, Class D, 5.193s, 2042			974,000	969,033
FRB Ser. 04-CBX, Class B, 5.021s, 2037			316,000	319,459
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			807,000	759,022
FRB Ser. 13-C10, Class D, 4.16s, 2047			983,000	866,284

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.201s, 2051			704,000	706,271
FRB Ser. 07-CB20, Class C, 6.201s, 2051			1,004,000	938,830
FRB Ser. 11-C3, Class E, 5.544s, 2046			812,000	846,593
FRB Ser. 11-C3, Class F, 5.544s, 2046			401,000	398,530
FRB Ser. 12-C8, Class E, 4.668s, 2045			405,000	382,248
FRB Ser. 12-LC9, Class E, 4.427s, 2047			179,000	164,577
FRB Ser. 13-C13, Class D, 4.056s, 2046			638,000	552,060
FRB Ser. 13-C13, Class E, 3.986s, 2046			628,000	482,099
Ser. 07-CB20, Class X1, IO, 0.144s, 2051			43,717,213	411,248

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			1,062,915	1,100,615
Ser. 98-C4, Class J, 5.6s, 2035			379,000	419,743

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			731,000	740,211
Ser. 06-C6, Class E, 5.541s, 2039			900,000	841,230

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.37s, 2028			36,897	3

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.326s, 2051			575,000	623,473
FRB Ser. 07-C1, Class A3, 5.841s, 2050			36,877	37,828
Ser. 05-MCP1, Class D, 5.023s, 2043			454,000	443,013

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 4.753s, 2049			1,058,278	63,179

ML-CFC Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			565,000	557,938

Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.083s, 2046			296,000	255,534

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,320,000	1,358,717
Ser. 07-HQ11, Class C, 5.558s, 2044			700,000	680,750
FRB Ser. 06-HQ8, Class B, 5.498s, 2044			2,160,000	2,112,048
FRB Ser. 06-HQ8, Class D, 5.498s, 2044			513,000	456,724
Ser. 06-HQ10, Class AJ, 5.389s, 2041			545,000	549,415
Ser. 04-IQ8, Class C, 5.3s, 2040			1,680,000	1,703,856

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			933,033	889,880

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,144,229	1,144,286

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			158,000	118,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			453,399	113,350

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.959s, 2049			413,000	373,501

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.992s, 2045			2,423,000	2,460,314
FRB Ser. 06-C25, Class AJ, 5.722s, 2043			735,000	765,282
FRB Ser. 05-C20, Class B, 5.239s, 2042			1,922,000	1,968,722
Ser. 07-C34, IO, 0.307s, 2046			13,044,910	157,843

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class H, 4.248s, 2035			1,526,000	1,461,908

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.563s, 2045			688,000	687,140
FRB Ser. 11-C2, Class D, 5.466s, 2044			1,108,000	1,132,265
FRB Ser. 12-C6, Class E, 5s, 2045			525,000	453,758
Ser. 14-C19, Class D, 4.306s, 2047			495,000	420,733

				58,819,053
Residential mortgage-backed securities (non-agency) (9.7%)

Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5, 0.437s, 2036			527,454	474,709

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			185,720	103,743
Ser. 13-RR1, Class 9A4, 9.481s, 2036			310,000	311,705
Ser. 13-RR1, Class 2A4, 9.181s, 2036			637,741	607,449
Ser. 13-RR1, Class 4A2, 4s, 2037			449,802	456,774
Ser. 12-RR10, Class 8A2, 4s, 2036			372,610	369,815
FRB Ser. 12-RR10, Class 9A2, 2.654s, 2035			1,270,000	1,120,140

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 3A3, 12.592s, 2036			626,419	438,988
FRB Ser. 12-RR12, Class 2A3, 12.267s, 2035			425,056	393,177
FRB Ser. 13-RR2, Class 3A2, 7.493s, 2036			440,000	409,200
Ser. 12-RR12, Class 2A2, 4s, 2035			304,116	302,231
FRB Ser. 12-RR1, Class 1A4, 2.701s, 2037			503,287	395,080
FRB Ser. 09-RR11, Class 2A2, 2.43s, 2035			1,060,000	920,027
FRB Ser. 12-RR1, Class 6A5, 0.344s, 2046			500,000	441,750
FRB Ser. 12-RR11, Class 5A3, zero %, 2037			243,283	149,862

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 05-12, Class 12A1, 2.487s, 2036			728,032	638,193

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.674s, 2035			592,419	472,099

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.029s, 2034			34,783	4,741

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 11-12, Class 2A2, 0.524s, 2035			1,160,000	985,768

Countrywide Alternative Loan Trust
Ser. 05-46CB, Class A20, 5 1/2s, 2035			562,274	520,946
Ser. 05-20CB, Class 3A7, 5 1/2s, 2035			393,012	358,231
FRB Ser. 05-76, Class 2A1, 1.129s, 2036			507,409	445,520
FRB Ser. 05-38, Class A3, 0.504s, 2035			485,543	417,518
FRB Ser. 05-81, Class A1, 0.434s, 2037			1,058,389	814,959
FRB Ser. 07-OA10, Class 2A1, 0.404s, 2047			448,885	372,714

Countrywide Home Loans
FRB Ser. 06-3, Class 1A1, 0.394s, 2036			439,990	370,141
FRB Ser. 06-OA5, Class 1A1, 0.354s, 2046			443,103	359,454

Credit Suisse First Boston Mortgage Securities Corp. FRB Ser. 03-AR30, Class CB1, 2.462s, 2034			423,897	381,508

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	328,968	552,168
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	880,000	1,226,637

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$2,874	2,867

Harborview Mortgage Loan Trust FRB Ser. 05-10, Class 2A1A, 0.466s, 2035			899,383	776,258

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1, 0.274s, 2036			631,806	484,911

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.755s, 2035			504,844	434,166

JPMorgan Resecuritization Trust 144A FRB Ser. 09-11, Class 5A2, 2.621s, 2036			714,172	596,476

Morgan Stanley Resecuritization Trust 144A Ser. 13-R7, Class 9B, 5 1/2s, 2046			825,000	767,250

MortgageIT Trust
FRB Ser. 05-3, Class M1, 0.624s, 2035			406,075	356,331
FRB Ser. 05-3, Class A2, 0.504s, 2035			580,107	510,494

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.544s, 2035			446,674	408,706

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.981s, 2046			2,191,557	1,542,308
FRB Ser. 06-QO7, Class 1A1, 0.929s, 2046			1,078,459	698,303
FRB Ser. 06-QO5, Class 2A1, 0.344s, 2046			495,712	375,502

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.201s, 2046			2,057,915	1,831,544
FRB Ser. 06-AR3, Class A1B, 1.131s, 2046			1,171,301	955,196
FRB Ser. 05-AR19, Class A1C3, 0.654s, 2045			2,327,730	2,001,848
FRB Ser. 05-AR8, Class 2AC2, 0.614s, 2045			1,429,031	1,262,549
FRB Ser. 05-AR11, Class A1B2, 0.604s, 2045			852,413	745,861
FRB Ser. 05-AR13, Class A1B2, 0.584s, 2045			1,069,729	962,756
FRB Ser. 05-AR17, Class A1B2, 0.564s, 2045			893,498	786,278
FRB Ser. 05-AR19, Class A1C4, 0.554s, 2045			786,804	684,519
FRB Ser. 05-AR11, Class A1B3, 0.554s, 2045			1,632,249	1,428,161
FRB Ser. 05-AR8, Class 2AC3, 0.544s, 2045			509,493	448,354
FRB Ser. 05-AR6, Class 2A1C, 0.494s, 2045			656,603	587,659
FRB Ser. 05-AR6, Class 2AB3, 0.424s, 2045			485,886	439,727
FRB Ser. 12-RR2, Class 1A2, 0.336s, 2047			1,000,000	715,000

				34,618,271

Total mortgage-backed securities (cost $150,165,680)				$163,553,385

CORPORATE BONDS AND NOTES (30.8%)(a)
			Principal amount	Value

Basic materials (2.1%)

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			$315,000	$398,869

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	93,038

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			395,000	388,088

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			101,000	108,575

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			186,000	199,020

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	132,975

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			265,000	284,875

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	218,069

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			15,000	16,088

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			368,000	388,240

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			51,000	51,893

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			150,000	165,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			207,000	217,868

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			99,000	99,124

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			264,000	288,090

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			270,000	279,450

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			273,000	283,920

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			387,000	433,440

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			260,000	261,625

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			54,000	48,060

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	76,650

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			330,000	381,150

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			256,000	283,520

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			100,000	108,250

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			134,000	136,463

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	173,213

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	230,050

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	185,725

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			170,000	189,975

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			177,000	190,939

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			145,000	146,088

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			40,000	43,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			55,000	59,813

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	25,438

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			230,000	259,325

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			180,000	197,325

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			155,000	159,263

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			130,000	138,125

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			70,000	69,650

				7,410,769
Capital goods (1.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			455,000	494,813

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			508,000	587,375

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			251,000	275,159

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			33,000	38,321

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			145,000	153,338

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			135,000	142,088

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			125,000	126,250

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			247,000	274,170

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			200,000	191,000

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			104,000	110,240

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			73,000	55,480

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			248,000	264,120

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			215,000	210,700

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			329,000	334,758

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			365,000	396,938

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			25,000	26,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			200,000	219,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			210,000	219,975

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	223,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			110,000	117,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			265,000	289,181

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	110,000	161,013

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			$195,000	214,013

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	59,813

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			270,000	288,900

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			50,000	55,375

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			291,000	312,098

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			190,000	187,150

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			80,000	84,400

				6,114,118
Communication services (3.6%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	76,973

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			13,000	14,853

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			162,000	171,720

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			125,000	123,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	82,238

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			100,000	105,750

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			175,000	185,719

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	52,563

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			70,000	74,463

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			257,000	261,176

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			200,000	223,500

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	213,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			343,000	356,720

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			340,000	380,800

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			169,000	197,308

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	62,700

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			337,000	379,968

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			105,000	109,200

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			189,000	207,428

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			224,000	237,440

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			599,000	630,448

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			184,000	206,310

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			50,000	54,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			26,000	28,178

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			65,000	68,575

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			71,000	75,970

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			122,000	82,655

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	240,000	420,122

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$221,000	221,553

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			185,000	206,572

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			148,000	163,488

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			78,000	82,778

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	73,325

Sprint Capital Corp. company guaranty 6 7/8s, 2028			182,000	176,540

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			670,000	788,088

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			531,000	649,148

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			245,000	269,500

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			175,000	190,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			297,000	315,563

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			85,000	90,950

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			258,000	273,803

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	365,000	553,257

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	110,000	166,138

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	175,000	261,420

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	400,000	603,262

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	421,000	639,985

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$201,000	201,503

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	89,689

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	290,000	512,530

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$349,000	396,115

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	445,000	648,090

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			$149,000	160,175

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			110,000	107,250

				12,926,374
Consumer cyclicals (4.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	38,150

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			212,000	244,330

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2022			115,000	117,013

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			360,000	414,900

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			173,000	188,138

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			58,000	64,380

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			110,000	114,950

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			231,000	231,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			62,000	59,908

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			225,000	239,625

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			100,000	103,283

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			140,000	150,850

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			150,000	162,750

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			185,000	206,506

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			5,000	4,813

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			108,000	110,700

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	21,356

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			125,000	126,563

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			30,000	30,225

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			351,000	353,633

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			50,000	56,875

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			136,000	156,740

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			210,000	237,563

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			17,000	17,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			65,000	62,481

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			50,000	55,438

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			180,000	187,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			162,000	174,960

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			395,000	422,156

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			128,000	125,760

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			213,000	226,845

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			250,000	266,875

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			241,000	258,774

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			60,000	60,750

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			120,000	123,450

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			163,000	173,391

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			180,000	184,725

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			70,000	71,838

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			260,000	282,100

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	335,000	320,036

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$187,000	163,158

Grupo Televisa, S.A.B sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	3,500,000	215,890

Grupo Televisa, S.A.B. sr. unsec. notes 6s, 2018 (Mexico)			$70,000	78,501

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			45,000	46,069

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			184,000	198,950

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	179,231

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			475,000	510,031

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	99,038

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			355,000	368,313

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			145,000	157,688

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			375,000	421,875

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			105,000	111,038

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			70,000	74,200

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			84,000	86,100

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			243,000	236,318

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			176,000	194,260

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			310,000	313,875

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			400,000	456,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			155,000	171,856

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			140,000	162,050

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	54,875

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			691,867	781,810

Navistar International Corp. sr. notes 8 1/4s, 2021			284,000	290,035

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			139,000	153,595

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			100,000	109,875

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			125,000	125,469

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	118,250

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			92,000	92,690

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			380,000	417,050

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			149,000	166,508

Owens Corning company guaranty sr. unsec. notes 9s, 2019			123,000	152,376

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			200,000	196,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			200,000	209,000

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			140,000	150,850

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			90,000	92,250

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. notes 7 7/8s, 2018			25,000	27,250

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			183,000	184,830

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			35,000	36,050

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			69,000	75,555

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			381,000	421,481

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	355,000	550,199

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			$87,000	90,480

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			38,000	37,715

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			57,000	57,713

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	25,750

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			301,000	303,258

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			15,000	16,350

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	16,238

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			145,000	157,144

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			140,000	149,100

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			45,000	44,325

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			70,000	69,125

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			85,000	85,850

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			286,000	291,720

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			195,730	206,495

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			340,000	388,025

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			65,000	66,625

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			122,000	135,115

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			4,000	4,420

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			265,000	284,875

				17,530,467
Consumer staples (2.1%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			326,000	304,810

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			250,000	271,875

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			195,000	196,463

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			120,000	118,800

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			85,000	87,975

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			65,000	60,938

Claire's Stores, Inc. 144A sr. notes 9s, 2019			275,000	285,656

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	58,650

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			285,000	278,588

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			250,000	281,875

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	127,075

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			60,000	57,900

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			50,000	49,375

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			167,000	183,700

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			160,000	174,400

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			465,000	499,875

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	303,000	530,899

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$200,000	189,030

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			353,000	347,264

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	101,175

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			128,000	136,960

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			50,000	53,313

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			83,000	90,885

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			460,000	489,900

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			60,000	64,200

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			405,000	446,006

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			224,000	244,440

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			34,000	36,550

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			145,000	148,625

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			290,000	291,450

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			300,000	342,375

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			75,000	83,250

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			190,000	205,200

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			50,000	51,875

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			35,000	36,400

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			35,000	35,263

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			328,000	347,680

				7,310,695
Energy (5.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			182,000	193,830

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			165,000	177,581

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			339,000	341,119

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			165,000	124,575

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			150,000	152,250

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			247,000	263,055

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			65,000	69,875

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			200,000	220,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			195,000	221,813

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	55,000	82,980

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	63,525

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			300,000	327,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			130,000	135,200

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			116,000	120,930

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	295,000	212,144

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$59,000	47,200

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			173,000	187,921

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			148,000	161,320

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			43,000	46,010

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			135,000	135,675

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			135,000	132,801

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			335,000	343,878

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			240,000	247,200

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			690,000	814,566

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			149,000	167,804

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			267,000	276,345

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			386,000	419,775

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			150,000	161,625

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			520,000	539,500

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			90,000	97,875

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			180,000	195,750

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			158,000	166,098

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			70,000	77,613

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			45,000	46,069

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			404,000	404,000

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2019			315,000	328,388

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			104,000	6

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	456,875

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			329,000	346,273

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			141,000	145,935

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			300,000	234,000

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			335,000	316,575

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			100,000	106,500

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			140,000	151,900

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			125,000	135,313

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	266,320

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	188,238

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			315,000	352,800

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	421,800

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			200,000	192,250

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			202,000	199,649

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,210,000	2,427,145

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			1,065,000	564,450

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,605,000	1,382,082

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,165,000	975,688

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			160,000	176,800

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			210,000	226,800

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			100,000	102,000

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			173,000	181,866

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			119,000	121,678

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			100,000	103,500

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			95,000	99,750

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			535,000	583,150

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			116,000	123,830

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			170,000	186,206

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			210,000	227,325

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			115,000	123,050

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			130,000	138,938

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	60,000	55,224

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$60,000	60,600

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	45,409

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			220,000	233,200

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			210,000	225,488

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			313,000	334,910

				19,917,313
Financials (4.8%)

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	450,000	675,737

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			$240,000	242,700

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,055,000	1,079,197

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			39,000	38,805

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			82,000	87,535

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			99,000	99,124

CIT Group, Inc. sr. unsec. notes 5s, 2023			125,000	127,813

CIT Group, Inc. sr. unsec. notes 5s, 2022			325,000	337,188

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			175,000	187,688

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			70,000	70,766

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			215,000	231,663

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			148,000	125,060

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			85,000	88,400

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			250,000	283,750

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			332,000	361,050

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			220,000	234,850

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	208,000	302,352

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020			$365,000	386,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			195,000	197,925

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	163,669

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			375,000	406,079

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			125,000	125,625

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			102,000	109,650

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			265,000	283,550

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			163,000	163,815

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	101,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			85,000	85,425

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			270,000	254,475

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			265,000	282,225

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			243,000	256,973

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	182,738

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			60,000	61,650

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			235,000	234,119

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			300,000	304,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	400,000	553,815

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			$105,000	107,515

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			900,000	962,991

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			250,000	259,651

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			200,000	209,100

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			345,000	378,638

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			230,000	234,025

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			215,000	222,200

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	200,000	312,038

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$250,000	219,758

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			299,000	310,960

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			255,000	252,450

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,000,000	1,010,213

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			400,000	411,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,648,000	1,751,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,498,000	1,539,195

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			140,000	139,650

				17,048,195
Health care (2.4%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	234,844

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			165,000	171,600

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			193,000	208,440

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	156,000	223,467

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			$285,000	306,945

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	260,000	393,223

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$50,000	51,500

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			90,000	91,238

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			42,000	44,258

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			100,000	109,875

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			30,000	30,750

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			40,000	41,800

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			200,000	206,000

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	145,715

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			$80,000	82,100

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			82,000	87,638

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	220,888

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			225,000	246,375

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			100,000	100,375

HCA, Inc. sr. notes 6 1/2s, 2020			696,000	779,520

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			74,000	84,545

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			420,000	456,750

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			100,000	102,000

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			202,000	215,635

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			112,000	117,880

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	110,381

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			180,000	200,250

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			244,000	251,320

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			242,000	278,300

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			160,000	186,000

MPH Acquisition Holdings, LLC 144A sr. unsec. notes 6 5/8s, 2022			20,000	20,500

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			145,000	157,325

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			152,000	165,680

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			135,000	132,134

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			271,000	293,358

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			60,000	64,050

Service Corp. International/US sr. notes 7s, 2019			105,000	111,169

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			170,000	172,125

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			135,000	141,885

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			215,000	229,244

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			60,000	58,650

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			185,000	178,525

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			342,000	377,483

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			35,000	35,263

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			164,000	175,480

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	43,300

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			100,000	106,250

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			160,000	173,200

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	42,300

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			145,000	152,250

				8,609,783
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	89,569

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			148,000	137,270

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			463,000	459,528

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			59,000	64,531

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			435,000	517,650

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			170,000	194,013

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			300,000	315,000

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			534,000	579,390

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			107,000	115,025

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			51,000	59,160

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			115,000	121,325

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			70,000	78,838

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			210,000	223,125

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			164,000	171,790

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			230,000	228,850

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			145,000	153,338

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			203,000	222,539

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	230,000	357,208

				4,088,149
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	668,000	799,431

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$221,000	238,680

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			283,500	307,952

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			175,000	177,625

				1,523,688
Utilities and power (2.0%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			720,000	852,300

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			180,000	205,200

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			85,000	81,494

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			305,000	333,213

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	52,500

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			40,000	40,400

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			290,000	328,288

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			555,000	694

El Paso, LLC company guaranty sr. notes 7s, 2017			285,000	321,576

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			345,000	446,643

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			213,000	224,183

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10 1/4s, 2020			550,000	579,563

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			201,000	229,894

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			345,000	398,475

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			116,000	125,280

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			70,000	78,575

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			80,000	77,595

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			261,000	266,220

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	66,463

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			45,000	45,000

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			845,000	976,330

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			400,000	440,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			175,000	181,563

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	156,163

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			120,000	111,600

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			119,000	91,333

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	156,000	221,978

				6,932,523

Total corporate bonds and notes (cost $104,508,087)				$109,412,074

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$421,572	$476,665

				476,665
U.S. Government Agency Mortgage Obligations (27.3%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, April 1, 2044			3,000,000	3,311,250
5s, February 1, 2037			46,038	50,206
4 1/2s, with due dates from August 1, 2039 to January 1, 2044(FWC)			1,195,771	1,278,240
4 1/2s, TBA, May 1, 2044			20,000,000	21,269,532
4 1/2s, TBA, April 1, 2044			21,000,000	22,404,375
4s, TBA, May 1, 2044			14,000,000	14,502,032
4s, TBA, April 1, 2044			19,000,000	19,749,609
3s, with due dates from January 1, 2043 to April 1, 2043			2,878,641	2,756,186
3s, TBA, May 1, 2044			6,000,000	5,775,235
3s, TBA, April 1, 2044			6,000,000	5,792,344

				96,889,009

Total U.S. government and agency mortgage obligations (cost $97,453,776)				$97,365,674

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.4%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$322,469	$245,237

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			2,270,000	2,099,750

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			4,315,000	4,202,810

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			3,056,443	2,322,897

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		units	1,350	578,316

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	235,500,000	430,838

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$400,000	417,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			360,000	387,900

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			275,000	239,250

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			400,000	424,000

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			274,000	279,022

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			947,185	866,674

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	275,943	248,384

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	215,943	194,037

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	286,943	258,207

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	385,943	348,419

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	1,255,943	1,136,514

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	356,943	323,527

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	617,943	560,740

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	825,943	752,125

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	556,943	509,906

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	265,943	244,677

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	545,943	508,605

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	166,943	157,200

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	1,445,943	1,377,350

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	205,943	198,704

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	829,943	808,020

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	210,943	209,355

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	720,943	728,795

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	2,230,943	2,293,537

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	236,618	248,433

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	952,797	1,025,577

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$480,000	488,223

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	255,417

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			575,000	608,770

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	13,350,000	374,116

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$695,000	611,600

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	1,920,000	3,050,288

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	570,000	838,501

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			$235,000	234,119

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,329,979	1,514,846

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	202,546

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			150,000	150,022

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			90,629	90,738

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	570,000	891,522

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$240,000	248,858

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,230,000	1,426,345

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)			975,000	934,118

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			400,000	392,080

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,805,000	1,767,095

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			220,000	216,150

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			265,000	162,975

Venezuela (Bolivarian Republic of) 144A unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,215,000	1,218,086

Total foreign government and agency bonds and notes (cost $35,534,762)				$40,302,721

SENIOR LOANS (2.0%)(a)(c)
			Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)			$250,000	$246,875

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			167,875	167,875

Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019			165,889	166,143

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			105,000	104,803

Avaya, Inc. bank term loan FRN Ser. B6, 8s, 2018			214,373	214,563

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			32,665	32,777

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			1,052,078	992,077

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			287,142	287,860

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			149,000	147,883

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			283,000	289,146

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			144,638	145,767

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019			569,000	556,482

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			185,000	183,543

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			195,916	195,916

First Data Corp. bank term loan FRN 4.17s, 2018			121,183	121,399

First Data Corp. bank term loan FRN 4.155s, 2021			12,896	12,912

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			323,375	326,282

FTS International, Inc. bank term loan FRN Ser. B, 8 1/2s, 2016			234,358	237,662

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			228,977	219,317

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.236s, 2021			140,000	139,825

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			178,650	179,566

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			120,883	121,223

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			65,367	66,184

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			269,325	271,441

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			65,000	65,213

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			116,400	116,400

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			125,000	124,245

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			139,650	139,825

ROC Finance, LLC bank term loan FRN 5s, 2019			134,662	131,463

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			645,637	464,858

Travelport, LLC bank term loan FRN 9 1/2s, 2016			310,111	320,481

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			64,431	65,908

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			81,969	82,390

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			142,533	143,082

WR Grace & Co. bank term loan FRN 3s, 2021			114,211	113,949

WR Grace & Co. bank term loan FRN Ser. DD, 3s, 2021(U)			40,789	40,696

Total senior loans (cost $7,284,155)				$7,236,031

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/$99.56		$13,000,000	$145,834

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/99.75		13,000,000	123,175

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.59		13,000,000	158,132

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.34		13,000,000	140,231

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.41		13,000,000	93,054

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.20		13,000,000	80,561

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.00		13,000,000	69,368

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/101.03		13,000,000	58,487

Total purchased options outstanding (cost $965,859)				$868,842

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			438	$432,607

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,855	241,742

M/I Homes, Inc. $2.438 pfd.			5,132	128,557

Total preferred stocks (cost $652,758)				$802,906

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.80/6 month EUR-EURIBOR_Reuters/Jun-24	Jun-14/1.80	EUR	11,312,000	$106,750

Goldman Sachs International

1.80/6 month EUR-EURIBOR_Reuters/Jun-24	Jun-14/1.80	EUR	11,312,000	106,750

Total purchased swap options outstanding (cost $190,044)				$213,500

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			2,800	$186,396

Total convertible preferred stocks (cost $140,000)				$186,396

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$176,094

Total convertible bonds and notes (cost $134,378)				$176,094

COMMON STOCKS (—%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,972	$1,297

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,972	1,297

Tribune Co. Class 1C(F)			55,356	13,839

Total common stocks (cost $84,686)				$16,433

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$2,877

Total warrants (cost $111)				$2,877

SHORT-TERM INVESTMENTS (6.6%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			10,789,649	$10,789,649

U.S. Treasury Bills with an effective yield of 0.12%, September 18, 2014(SEGCCS)			$107,000	106,971

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEG)(SEGSF)(SEGCCS)			3,540,000	3,539,522

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.10%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			1,707,000	1,706,613

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.10%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			7,385,000	7,383,892

Total short-term investments (cost $23,525,604)				$23,526,647

TOTAL INVESTMENTS

Total investments (cost $420,639,900)(b)				$443,663,580

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $127,356,593) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/16/14	$901,029	$865,535	$35,494
	Australian Dollar	Sell	4/16/14	901,029	899,306	(1,723)
	Canadian Dollar	Sell	4/16/14	661,100	658,388	(2,712)
	Chilean Peso	Sell	4/16/14	447,441	458,954	11,513
	Colombian Peso	Buy	4/16/14	893,329	881,026	12,303
	Singapore Dollar	Sell	5/21/14	326,107	321,668	(4,439)
Barclays Bank PLC
	Australian Dollar	Buy	4/16/14	1,469,071	1,419,701	49,370
	Australian Dollar	Sell	4/16/14	1,469,071	1,393,716	(75,355)
	Brazilian Real	Buy	4/2/14	636,007	592,904	43,103
	Brazilian Real	Sell	4/2/14	636,007	594,480	(41,527)
	British Pound	Sell	6/18/14	634,317	629,583	(4,734)
	Canadian Dollar	Sell	4/16/14	2,804	35,149	32,345
	Euro	Sell	6/18/14	3,463,971	3,470,479	6,508
	Japanese Yen	Sell	5/21/14	1,296,319	1,318,363	22,044
	Mexican Peso	Buy	7/17/14	629,183	627,663	1,520
	New Zealand Dollar	Buy	4/16/14	1,752,077	1,734,352	17,725
	Norwegian Krone	Sell	6/18/14	859,441	880,314	20,873
	Singapore Dollar	Sell	5/21/14	51,357	50,659	(698)
	South African Rand	Sell	4/16/14	530,973	512,895	(18,078)
	Swedish Krona	Buy	6/18/14	1,729,793	1,750,696	(20,903)
	Swedish Krona	Sell	6/18/14	1,732,355	1,736,113	3,758
	Swiss Franc	Sell	6/18/14	3,359,469	3,343,610	(15,859)
Citibank, N.A.
	Australian Dollar	Buy	4/16/14	900,936	865,486	35,450
	Australian Dollar	Sell	4/16/14	900,936	886,617	(14,319)
	Brazilian Real	Buy	4/2/14	1,138,828	1,086,772	52,056
	Brazilian Real	Sell	4/2/14	1,138,828	1,064,206	(74,622)
	Brazilian Real	Sell	7/2/14	542,705	532,621	(10,084)
	Canadian Dollar	Sell	4/16/14	57,239	65,660	8,421
	Chilean Peso	Sell	4/16/14	538,397	523,434	(14,963)
	Euro	Sell	6/18/14	502,784	503,458	674
	Japanese Yen	Sell	5/21/14	874,661	874,517	(144)
	New Zealand Dollar	Buy	4/16/14	1,760,832	1,746,130	14,702
	Norwegian Krone	Sell	6/18/14	874,843	877,495	2,652
	Swiss Franc	Sell	6/18/14	1,914,425	1,906,297	(8,128)
Credit Suisse International
	Australian Dollar	Buy	4/16/14	939,572	905,428	34,144
	Australian Dollar	Sell	4/16/14	939,572	885,005	(54,567)
	British Pound	Sell	6/18/14	997,713	997,529	(184)
	Canadian Dollar	Sell	4/16/14	1,715,549	1,736,689	21,140
	Euro	Sell	6/18/14	3,317,269	3,314,751	(2,518)
	Indian Rupee	Buy	5/21/14	566,607	520,475	46,132
	Mexican Peso	Buy	4/16/14	667,617	669,644	(2,027)
	New Zealand Dollar	Buy	4/16/14	890,428	867,197	23,231
	Norwegian Krone	Buy	6/18/14	878,374	875,602	2,772
	Norwegian Krone	Sell	6/18/14	878,374	869,095	(9,279)
	Singapore Dollar	Sell	5/21/14	485,345	478,765	(6,580)
	South African Rand	Buy	4/16/14	562,649	541,360	21,289
	South African Rand	Sell	4/16/14	562,649	521,268	(41,381)
	South Korean Won	Buy	5/21/14	14,402	13,344	1,058
	Swedish Krona	Buy	6/18/14	978,297	1,006,406	(28,109)
	Swiss Franc	Sell	6/18/14	4,075	4,057	(18)
Deutsche Bank AG
	Australian Dollar	Buy	4/16/14	893,524	886,599	6,925
	British Pound	Sell	6/18/14	849,422	855,745	6,323
	Canadian Dollar	Sell	4/16/14	847,286	883,653	36,367
	Euro	Sell	6/18/14	981,736	973,187	(8,549)
	Japanese Yen	Sell	5/21/14	1,309,967	1,328,276	18,309
	New Zealand Dollar	Buy	4/16/14	884,187	869,938	14,249
	Norwegian Krone	Sell	6/18/14	877,192	875,818	(1,374)
	Swedish Krona	Buy	6/18/14	870,830	879,499	(8,669)
	Swiss Franc	Sell	6/18/14	716,693	712,199	(4,494)
Goldman Sachs International
	Australian Dollar	Buy	4/16/14	1,798,445	1,732,007	66,438
	Australian Dollar	Sell	4/16/14	1,782,601	1,732,397	(50,204)
	British Pound	Sell	6/18/14	1,593,209	1,592,666	(543)
	Canadian Dollar	Sell	4/16/14	1,043,599	1,079,395	35,796
	Chilean Peso	Buy	4/16/14	158,382	161,575	(3,193)
	Chilean Peso	Sell	4/16/14	158,382	158,512	130
	Euro	Sell	6/18/14	1,283,682	1,279,107	(4,575)
	Japanese Yen	Sell	5/21/14	862,576	867,231	4,655
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	552,106	532,377	19,729
	Australian Dollar	Sell	4/16/14	552,106	529,844	(22,262)
	British Pound	Sell	6/18/14	877,581	874,464	(3,117)
	Canadian Dollar	Buy	4/16/14	1,773,873	1,777,982	(4,109)
	Canadian Dollar	Sell	4/16/14	1,773,873	1,803,800	29,927
	Euro	Sell	6/18/14	1,083,946	1,081,852	(2,094)
	Japanese Yen	Sell	5/21/14	280,624	284,483	3,859
	Swedish Krona	Buy	6/18/14	848,856	851,697	(2,841)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/16/14	874,067	839,755	(34,312)
	British Pound	Sell	6/18/14	650,646	651,609	963
	Canadian Dollar	Sell	4/16/14	1,852,543	1,892,333	39,790
	Euro	Sell	6/18/14	1,948,871	1,940,529	(8,342)
	Hungarian Forint	Sell	6/18/14	528,099	520,665	(7,434)
	Indian Rupee	Buy	5/21/14	535,720	513,153	22,567
	Mexican Peso	Buy	4/16/14	444,015	439,273	4,742
	New Taiwan Dollar	Sell	5/21/14	520,098	521,585	1,487
	New Zealand Dollar	Buy	4/16/14	897,709	865,150	32,559
	Norwegian Krone	Sell	6/18/14	868,799	869,235	436
	Russian Ruble	Sell	6/18/14	217,167	210,171	(6,996)
	Swedish Krona	Buy	6/18/14	878,546	884,357	(5,811)
	Swedish Krona	Sell	6/18/14	878,546	877,049	(1,497)
	Swiss Franc	Sell	6/18/14	905,826	901,879	(3,947)
	Thai Baht	Sell	5/21/14	865,534	863,689	(1,845)
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Buy	4/16/14	2,641,143	2,637,266	3,877
	Canadian Dollar	Sell	4/16/14	2,641,143	2,674,032	32,889
	Japanese Yen	Sell	5/21/14	1,390,358	1,413,618	23,260
	Mexican Peso	Buy	4/16/14	633,661	627,568	6,093
	Mexican Peso	Sell	4/16/14	633,661	632,012	(1,649)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/14	5,466	6,765	(1,299)
	Brazilian Real	Buy	4/2/14	568,665	525,366	43,299
	Brazilian Real	Sell	4/2/14	568,665	532,546	(36,119)
	British Pound	Buy	6/18/14	1,591,376	1,583,434	7,942
	British Pound	Sell	6/18/14	1,591,376	1,593,154	1,778
	Canadian Dollar	Sell	4/16/14	1,738,969	1,759,173	20,204
	Euro	Sell	6/18/14	342,306	341,946	(360)
	Japanese Yen	Sell	5/21/14	845,512	854,835	9,323
	Mexican Peso	Buy	4/16/14	106,216	105,091	1,125
	New Taiwan Dollar	Sell	5/21/14	520,102	521,365	1,263
	New Zealand Dollar	Buy	4/16/14	1,780,250	1,749,240	31,010
	Norwegian Krone	Buy	6/18/14	1,759,012	1,745,696	13,316
	Norwegian Krone	Sell	6/18/14	1,759,012	1,748,318	(10,694)
	Singapore Dollar	Sell	5/21/14	819,005	808,013	(10,992)
	Swedish Krona	Buy	6/18/14	879,302	888,097	(8,795)
	Swedish Krona	Sell	6/18/14	879,302	877,023	(2,279)
UBS AG
	Australian Dollar	Buy	4/16/14	933,086	906,519	26,567
	Australian Dollar	Sell	4/16/14	933,086	877,850	(55,236)
	British Pound	Sell	6/18/14	869,749	877,456	7,707
	Canadian Dollar	Sell	4/16/14	1,262,157	1,300,859	38,702
	Euro	Sell	6/18/14	1,944,326	1,943,093	(1,233)
	Japanese Yen	Sell	5/21/14	845,511	854,965	9,454
	Mexican Peso	Buy	4/16/14	231,782	238,041	(6,259)
	Norwegian Krone	Sell	6/18/14	848,819	847,465	(1,354)
	Singapore Dollar	Sell	5/21/14	110,743	109,255	(1,488)
	South African Rand	Buy	4/16/14	562,649	541,335	21,314
	South African Rand	Sell	4/16/14	562,649	524,621	(38,028)
	Swedish Krona	Buy	6/18/14	841,479	844,285	(2,806)
	Swiss Franc	Sell	6/18/14	2,740,113	2,727,351	(12,762)
WestPac Banking Corp.
	Australian Dollar	Buy	4/16/14	881,387	840,489	40,898
	British Pound	Sell	6/18/14	1,025,205	1,025,436	231
	Canadian Dollar	Sell	4/16/14	834,987	865,265	30,278
	Euro	Sell	6/18/14	952,534	944,870	(7,664)
	Japanese Yen	Sell	5/21/14	743,245	753,283	10,038

Total						$407,920

FUTURES CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	2	$214,319	Jun-14	$(1,813)
Euro-Bobl 5 yr (Short)	8	1,381,727	Jun-14	(136)
Euro-Bund 10 yr (Short)	32	6,320,877	Jun-14	(14,649)
Euro-Buxl 30 yr (Short)	17	3,020,717	Jun-14	(4,738)
Euro-Dollar 90 day (Short)	382	94,654,825	Sep-15	128,933
Japanese Government Bond 10 yr (Short)	3	4,203,459	Jun-14	4,347
Japanese Government Bond 10 yr Mini (Long)	11	1,541,375	Jun-14	(1,108)
U.S. Treasury Bond 30 yr (Long)	14	1,865,063	Jun-14	26,223
U.S. Treasury Note 5 yr (Short)	63	7,494,047	Jun-14	36,138
U.S. Treasury Note 10 yr (Short)	238	29,393,000	Jun-14	32,876

Total				$206,073

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/14 (premiums $2,036,222) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.60)/3 month USD-LIBOR-BBA/Jan-25
	Jan-15/2.60		$26,702,700	$158,881
Barclays Bank PLC

2.10/6 month EUR-EURIBOR_Reuters/Jun-24
	Jun-14/2.10	EUR	11,312,000	32,571
Goldman Sachs International

2.40/3 month USD-LIBOR-BBA/Jun-19
	Jun-14/2.40		$32,980,130	26,054

2.10/6 month EUR-EURIBOR_Reuters/Jun-24
	Jun-14/2.10	EUR	11,312,000	32,571
JPMorgan Chase Bank N.A.

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		$13,351,400	80,909
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		8,886,000	1,526,819

Total				$1,857,805

WRITTEN OPTIONS OUTSTANDING at 3/31/14 (premiums $859,219) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/$100.16	$13,000,000	$94,419
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.34	13,000,000	82,355
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.75	13,000,000	50,843
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.94	13,000,000	42,016
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.59	13,000,000	89,596
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.34	13,000,000	79,612
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.59	13,000,000	45,877
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.34	13,000,000	38,688
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.41	13,000,000	39,494
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.20	13,000,000	34,775
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.00	13,000,000	28,925
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.41	13,000,000	13,728
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.20	13,000,000	10,855
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.00	13,000,000	8,463
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/100.03	13,000,000	6,656
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/99.03	13,000,000	143

Total			$666,445

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

Counterparty				Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	appreciation/
Floating rate index/Maturity date	date/strike		amount	(depreciation)

Goldman Sachs International

(1.56)/3 month USD-LIBOR-BBA/Oct-17 (Purchased)	Oct-14/1.56		$85,530,000	$(855)
1.575/3 month USD-LIBOR-BBA/Jun-19 (Purchased)	Jun-14/1.575		32,980,130	(43,534)
1.03/6 month EUR-EURIBOR_Reuters/Oct-17 (Written)	Oct-14/1.03	EUR	68,424,000	131,028
JPMorgan Chase Bank N.A.

(1.115)/3 month USD-LIBOR-BBA/Oct-16 (Purchased)	Oct-14/1.115		$34,212,000	(2,053)
0.862/6 month EUR-EURIBOR_Reuters/Oct-16 (Written)	Oct-14/0.862	EUR	25,659,000	30,400

Total				$114,986

TBA SALE COMMITMENTS OUTSTANDING at 3/31/14 (proceeds receivable $47,999,414) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2044	$21,000,000	4/10/14	$22,404,375
Federal National Mortgage Association, 4s, April 1, 2044	19,000,000	4/10/14	19,749,609
Federal National Mortgage Association, 3s, April 1, 2044	6,000,000	4/10/14	5,792,343

Total			$47,946,327

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
MYR	9,910,000	$—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	$12,376
Deutsche Bank AG
MYR	9,910,000	—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	11,345
PLN	10,159,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(28,831)
PLN	5,065,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(17,281)
PLN	4,320,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(4,251)
Goldman Sachs International
CAD	3,221,000	—	5/30/23	2.534%	3 month CAD-BA-CDOR	37,195
EUR	56,223,000	—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(27,324)
EUR	56,223,000	—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(126,079)
EUR	56,223,000	—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(27,135)
EUR	56,223,000	—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(130,676)
EUR	56,223,000	—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(46,652)
EUR	56,223,000	—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(106,151)
JPMorgan Chase Bank N.A.
CAD	2,756,000	—	2/6/24	3 month CAD-BA-CDOR	2.855%	12,328
HUF	156,000,000	—	2/4/19	4.79%	6 month HUF-BUBOR-REUTERS	(24,463)
HUF	312,000,000	—	2/5/19	4.7275%	6 month HUF-BUBOR-REUTERS	(44,829)
HUF	433,000,000	—	2/11/19	4.41%	6 month HUF-BUBOR-REUTERS	(33,297)
PLN	2,080,000	—	2/4/19	6 month PLN-WIBOR-WIBO	4.04%	15,472
PLN	4,160,000	—	2/5/19	6 month PLN-WIBOR-WIBO	3.9775%	26,978
PLN	5,710,000	—	2/11/19	6 month PLN-WIBOR-WIBO	3.805%	21,631

Total		$—	$(479,644)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	EUR	44,800,000	(E)	$(137)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.926%	$93,552
	EUR	44,800,000	(E)	(226)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.915%	91,920
	EUR	44,800,000	(E)	(226)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.925%	98,030
	EUR	44,800,000	(E)	(198)	12/5/16	6 month EUR-EURIBOR-REUTERS	0.918%	86,702
	EUR	44,800,000	(E)	(227)	11/27/16	6 month EUR-EURIBOR-REUTERS	0.942%	107,349
		$1,019,400	(E)	(1,278)	6/18/16	3 month USD-LIBOR-BBA	0.75%	96
		151,430,200	(E)	781,470	6/18/19	3 month USD-LIBOR-BBA	2.00%	456,805
		20,619,800	(E)	154,353	6/18/24	3 month USD-LIBOR-BBA	3.00%	37,644
		10,091,400	(E)	(235,524)	6/18/44	3 month USD-LIBOR-BBA	3.75%	102,194
		5,790,600	(E)	(54)	5/23/19	3 month USD-LIBOR-BBA	1.875%	9,535
		8,040,000	(E)	51,200	6/18/17	3 month USD-LIBOR-BBA	1.505%	(1,140)
		13,205,000	(E)	(3,947)	6/15/17	3 month USD-LIBOR-BBA	1.84%	37,160
		51,193,000	(E)	(40,598)	6/18/16	3 month USD-LIBOR-BBA	0.65%	(73,822)
		58,147,000	(E)	259,664	6/18/19	3 month USD-LIBOR-BBA	1.90%	416,661
		14,340,000	(E)	55,087	6/18/24	3 month USD-LIBOR-BBA	2.90%	7,277
		12,637,600		(167)	3/27/24	3 month USD-LIBOR-BBA	2.87%	(27,443)
		10,133,600	(E)	(143)	5/23/24	3 month USD-LIBOR-BBA	2.845%	(58,198)
		5,095,800	(E)	(48)	5/27/19	3 month USD-LIBOR-BBA	1.885%	8,019
		7,817,400	(E)	(110)	5/27/24	3 month USD-LIBOR-BBA	2.86%	(37,782)
		118,040,000	(E)	(656)	6/17/17	3 month USD-LIBOR-BBA	1.617%	(37,837)
	EUR	2,965,000	(E)	18,815	6/18/16	6 month EUR-EURIBOR-REUTERS	0.75%	139
	EUR	53,410,000	(E)	(2,628,836)	6/18/19	6 month EUR-EURIBOR-REUTERS	1.75%	(27,772)
	EUR	22,520,000	(E)	1,593,253	6/18/24	6 month EUR-EURIBOR-REUTERS	2.50%	(342,997)
	EUR	75,642,000	(E)	(385)	12/5/16	6 month EUR-EURIBOR-REUTERS	1.1275%	(365,218)
	EUR	41,540,000	(E)	(214)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.725%	13,521
	EUR	1,822,000	(E)	(28)	1/11/17	6 month EUR-EURIBOR-REUTERS	1.148%	8,431
	EUR	35,423,000	(E)	(181)	1/21/17	6 month EUR-EURIBOR-REUTERS	1.031%	103,179
	EUR	57,724,000	(E)	(438)	7/28/17	1 month EUR-EONIA-OIS-COMPOUND	0.8575%	(149,306)
	EUR	89,043,000	(E)	(52,024)	8/12/17	1 month EUR-EONIA-OIS-COMPOUND	0.80%	87,084
	EUR	18,280,000	(E)	(99)	2/18/24	6 month EUR-EURIBOR-REUTERS	2.85%	(237,306)
	EUR	15,959,000	(E)	(82)	3/3/17	6 month EUR-EURIBOR-REUTERS	0.839%	3,722
	EUR	83,080,000	(E)	(430)	11/27/16	6 month EUR-EURIBOR-REUTERS	0.729%	14,450
	EUR	41,540,000	(E)	(214)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.728%	11,804
	GBP	56,488,000	(E)	151,192	6/18/16	6 month GBP-LIBOR-BBA	1.25%	65,211
	GBP	20,272,000	(E)	(192,660)	6/18/19	6 month GBP-LIBOR-BBA	2.25%	(30,369)
	JPY	33,102,000		(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	(2,771)
	JPY	64,818,000		(22)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	(6,019)
	JPY	1,817,500,000		(71)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	(8,256)
	JPY	397,700,000		(69)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	35,914
	JPY	32,090,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	(2,583)

	Total			$(94,275)	$487,580
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$6,490,740	$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$2,979
	1,513,165	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(694)
Barclays Bank PLC
	443,953	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	228
	1,089,212	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(448)
	853,756	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	438
	763,726	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	272
	8,384,789	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,369)
	2,564,180	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,745)
	292,989	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(186)
	470,275	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	168
	3,291,922	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,174
	804,944	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(861)
	2,236,734	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,756)
	2,513,618	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	896
	755,514	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(480)
	108,239	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(443)
	320,257	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	114
	870,097	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(765)
	384,587	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(43)
	2,351,373	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	838
	1,744,657	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,270)
	1,681,911	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(1,068)
	348,332	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	179
	2,697,882	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,207
	10,769,759	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,839
	2,230,513	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	795
	388,987	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	200
	1,261,282	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	647
	914,576	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	469
	1,671,455	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	767
	5,341,704	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,135)
	1,066,768	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,109)
	3,976,926	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,825
	813,890	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,031)
	406,996	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,016)
	406,996	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,016)
	816,753	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,038)
	2,121,287	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,293)
	816,753	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,038)
	3,078,228	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,705)
	1,123,833	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	835
	676,265	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	502
	704,001	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	251
	858,062	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	637
	1,696,652	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,125)
	1,215,994	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,972)
	174,435	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(713)
	1,630,745	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,069)
	428,408	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,294)
	2,225,339	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,825
	223,317	(628)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(952)
	513,800	883	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(117)
	4,230,000	—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(20,922)
	20,393,000	—	3/20/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,569
	3,577,000	—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(17,688)
Citibank, N.A.
	1,431,046	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	510
	3,291,922	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,174
	2,239,448	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	798
	1,909,746	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	876
	13,768,000	—	2/3/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,536)
	2,337,984	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,073
	3,442,000	—	1/31/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,272)
EUR	8,440,000	—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(37,928)
EUR	4,400,000	—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	32,988
	$20,508,000	—	3/27/16	1.7475%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,203)
	4,254,000	—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(14,527)
Credit Suisse International
	940,549	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	335
	1,111,697	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,358)
	2,057,340	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	944
	1,495,421	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,314
	1,973,489	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	906
	2,103,972	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	966
	2,197,234	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,008
	623,748	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	286
	1,562,914	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,161
	1,566,485	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,285
	1,725,908	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,415
	1,528,074	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,135
	2,914,551	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,164
EUR	2,430,000	—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(5,309)
EUR	8,440,000	—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(30,522)
EUR	4,400,000	—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	26,908
EUR	2,430,000	—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(5,356)
GBP	2,055,000	—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	(9,113)
GBP	2,055,000	—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	(10,655)
Deutsche Bank AG
	$1,111,697	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,358)
Goldman Sachs International
	1,478,191	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,582)
	504,407	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,062)
	2,703,486	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,111)
	2,703,486	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,111)
	4,168,585	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,913)
	3,852,861	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,768)
	778,592	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,352)
	292,477	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(883)
	7,173,097	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,292)
	1,783,969	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(819)
	216,180	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(231)
	2,995	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1)
	1,917,378	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,683)
	567,094	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(607)
	1,134,083	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,214)
	543,620	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,642)
	1,066,623	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,222)
	652,263	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,970)
	50,026	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(151)
	133,303	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(403)
	35,776	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(146)
	684,098	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,797)
	3,520,249	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,446)
	579,133	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(620)
	2,771,784	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,272)
	3,043,026	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,250)
	1,513,165	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(694)
	23,728,000	—	3/3/19	2.13%	USA Non Revised Consumer Price Index- Urban (CPI-U)	38,913
JPMorgan Chase Bank N.A.
	4,364,582	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,836)
	2,769,645	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,271)

Total		$255	$(161,034)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,468	$80,000	5/11/63	300 bp	$4,403
	CMBX NA BBB- Index	BBB-/P	10,546	175,000	5/11/63	300 bp	8,216
	CMBX NA BBB- Index	BBB-/P	21,545	349,000	5/11/63	300 bp	16,898
	CMBX NA BBB- Index	BBB-/P	20,577	361,000	5/11/63	300 bp	15,770
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	35,808	323,000	5/11/63	300 bp	31,507
	Irish Gov't, 4.50%, 4/18/20	—	(45,669)	570,000	9/20/17	(100 bp)	(54,466)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(93,003)	570,000	9/20/17	(100 bp)	(85,999)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	2,947	154,000	5/11/63	300 bp	896
	CMBX NA BBB- Index	BBB-/P	3,111	268,000	5/11/63	300 bp	(457)
	CMBX NA BBB- Index	BBB-/P	23,720	298,000	5/11/63	300 bp	19,751
	CMBX NA BBB- Index	BBB-/P	25,423	349,000	5/11/63	300 bp	20,775
	CMBX NA BBB- Index	BBB-/P	41,918	371,000	5/11/63	300 bp	36,978
	CMBX NA BBB- Index	BBB-/P	5,900	384,000	5/11/63	300 bp	786
	CMBX NA BBB- Index	BBB-/P	30,800	386,000	5/11/63	300 bp	25,660
	CMBX NA BBB- Index	BBB-/P	30,042	388,000	5/11/63	300 bp	24,875
	CMBX NA BBB- Index	BBB-/P	25,590	389,000	5/11/63	300 bp	20,409
	CMBX NA BBB- Index	BBB-/P	11,988	394,000	5/11/63	300 bp	6,742
	CMBX NA BBB- Index	BBB-/P	6,960	395,000	5/11/63	300 bp	1,699
	CMBX NA BBB- Index	BBB-/P	38,549	503,000	5/11/63	300 bp	31,851
	CMBX NA BBB- Index	BBB-/P	33,609	819,000	5/11/63	300 bp	22,702
	CMBX NA BB Index	—	(2,126)	407,000	5/11/63	(500 bp)	4,885
	CMBX NA BB Index	—	(5,257)	301,000	5/11/63	(500 bp)	(71)
	CMBX NA BB Index	—	(1,241)	136,000	5/11/63	(500 bp)	1,102
	CMBX NA BB Index	—	(5,799)	299,000	5/11/63	(500 bp)	(648)
	CMBX NA BBB- Index	BBB-/P	10,529	220,000	5/11/63	300 bp	7,599
	CMBX NA BBB- Index	BBB-/P	6,163	259,000	5/11/63	300 bp	2,714
	CMBX NA BBB- Index	BBB-/P	11,924	276,000	5/11/63	300 bp	8,248
	CMBX NA BBB- Index	—	(19,378)	343,000	1/17/47	(300 bp)	(6,955)
	CMBX NA BBB- Index	—	(20,873)	343,000	1/17/47	(300 bp)	(8,450)
	CMBX NA BBB- Index	—	(15,863)	338,000	1/17/47	(300 bp)	(3,622)
	CMBX NA BBB- Index	—	(19,741)	337,000	1/17/47	(300 bp)	(7,536)
	Spain Gov't, 5.50%, 7/30/17	—	(67,198)	570,000	9/20/17	(100 bp)	(72,339)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	Caa1	60,808	520,000	3/20/17	500 bp	(111,831)

	Total		$167,777	$(37,908)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $354,904,269.
(b)	The aggregate identified cost on a tax basis is $427,069,635, resulting in gross unrealized appreciation and depreciation of $20,476,011 and $3,882,066, respectively, or net unrealized appreciation of $16,593,945.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,455,940	$36,560,632	$38,226,923	$1,742	$10,789,649
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $40,789, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	WR Grace & Co.	$40,789
	Totals	$40,789
	At the close of the reporting period, the fund maintained liquid assets totaling $107,917,821 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.9%
	Greece	2.7
	Russia	2.3
	Argentina	2.0
	Venezuela	1.5
	United Kingdom	1.1
	Canada	0.9
	Luxembourg	0.9
	Ireland	0.8
	Brazil	0.6
	Ukraine	0.6
	Turkey	0.5
	Indonesia	0.5
	Other	3.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $125,162 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,981,685 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,050,776.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
	Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	—	—	2,594
Total common stocks	—	—	16,433
Convertible bonds and notes	—	176,094	—
Convertible preferred stocks	186,396	—	—
Corporate bonds and notes	—	109,412,068	6
Foreign government and agency bonds and notes	—	40,302,721	—
Mortgage-backed securities	—	163,553,385	—
Preferred stocks	241,742	561,164	—
Purchased options outstanding	—	868,842	—
Purchased swap options outstanding	—	213,500	—
Senior loans	—	7,236,031	—
U.S. government and agency mortgage obligations	—	97,365,674	—
Warrants	—	2,877	—
Short-term investments	10,789,649	12,736,998	—

Totals by level	$11,217,787	$432,429,354	$16,439

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$407,920	$—
Futures contracts	206,073	—	—
Written options outstanding	—	(666,445)	—
Written swap options outstanding	—	(1,857,805)	—
Forward premium swap option contracts	—	114,986	—
TBA sale commitments	—	(47,946,327)	—
Interest rate swap contracts	—	102,211	—
Total return swap contracts	—	(161,289)	—
Credit default contracts	—	(205,685)	—

Totals by level	$206,073	$(50,212,434)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$75,987	$281,672
Foreign exchange contracts	1,246,096	838,176
Equity contracts	2,877	—
Interest rate contracts	5,880,546	7,060,473

Total	$7,205,506	$8,180,321

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$78,000,000
Purchased swap option contracts (contract amount)		$180,000,000
Written TBA commitment option contracts (contract amount)		$156,000,000
Written swap option contracts (contract amount)		$237,400,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$244,000,000
OTC interest rate swap contracts (notional)		$647,000,000
Centrally cleared interest rate swap contracts (notional)		$1,668,800,000
OTC total return swap contracts (notional)		$312,500,000
OTC credit default contracts (notional)		$11,200,000
Warrants (number of warrants)		37

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker) PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$12,376	$—	$—	$—	$—	$11,345	$37,195	$—	$76,409	$—	$—	$—	$—	$—	$137,325
	Centrally cleared interest rate swap contracts§	—	—	3,862,281	—	—	—	—	—	—	—	—	—	—	—	3,862,281
	OTC Total return swap contracts*#	2,979	23,675	—	37,419	39,827	—	38,913	—	—	—	—	—	—	—	142,813
	OTC Credit default swap contracts*#	—	7,004	—	—	68,983	—	—	—	—	—	—	—	—	—	75,987
	Futures contracts§	—	—	—	—	—	—	—	—	—	17,585	—	—	—	—	17,585
	Forward currency contracts#	59,310	197,246	—	113,955	149,766	82,173	107,019	53,515	102,544	—	66,119	129,260	103,744	81,445	1,246,096
	Forward premium swap option contracts#	—	—	—	—	—	—	131,028	—	30,400	—	—	—	—	—	161,428
	Purchased swap options#	—	106,750	—	—	—	—	106,750	—	—	—	—	—	—	—	213,500
	Purchased options#	—	—	—	—	—	—	—	—	868,842	—	—	—	—	—	868,842

	Total Assets	$74,665	$334,675	$3,862,281	$151,374	$258,576	$93,518	$420,905	$53,515	$1,078,195	$17,585	$66,119	$129,260	$103,744	$81,445	$6,725,857
	Liabilities:
	OTC Interest rate swap contracts*#	$-	$-	$-	$-	$-	$50,363	$464,017	$-	$102,589	$-	$-	$-	$-	$-	$616,969
	Centrally cleared interest rate swap contracts§	—	—	3,482,178	—	—	—		—	—	—	—	—	—	—	3,482,178
	OTC Total return swap contracts*#	694	122,922	—	71,466	64,313	3,358	36,242	—	5,107	—	—	—	—	—	304,102
	OTC Credit default swap contracts*#	12,849	13,098	—	—	83,086	172,639	—	—	—	—	—	—	—	—	281,672
	Futures contracts§	—	—	—	—	—	—	—	—	—	30,428	—	—	—	—	30,428
	Forward currency contracts#	8,874	177,154	—	122,260	144,663	23,086	58,515	34,423	70,184	—	1,649	70,538	119,166	7,664	838,176
	Forward premium swap option contracts#	—	—	—	—	—	—	44,389	—	2,053	—	—	—	—	—	46,442
	Written swap options#	158,881	32,571	—	—	—	—	58,625	—	1,607,728	—	—	—	—	—	1,857,805
	Written options#	—	—	—	—	—	—	—	—	666,445	—	—	—	—	—	666,445

	Total Liabilities	$181,298	$345,745	$3,482,178	$193,726	$292,062	$249,446	$661,788	$34,423	$2,454,106	$30,428	$1,649	$70,538	$119,166	$7,664	$8,124,217

	Total Financial and Derivative Net Assets	$(106,633)	$(11,070)	$380,103	$(42,352)	$(33,486)	$(155,928)	$(240,883)	$19,092	$(1,375,911)	$(12,843)	$64,470	$58,722	$(15,422)	$73,781	$(1,398,360)
	Total collateral received (pledged)##†	$(106,633)	$—	$—	$(29,996)	$112,682	$(155,928)	$(240,883)	$—	$(1,344,847)	$—	$12,480	$—	$—	$—	$(1,753,125)
	Net amount	$—	$(11,070)	$380,103	$(12,356)	$(146,168)	$—	$—	$19,092	$(31,064)	$(12,843)	$51,990	$58,722	$(15,422)	$73,781	$354,765

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014